Vanguard Russell 2000 Growth Index Fund Expense Example - Institutional Prospectus [Member] - Vanguard Russell 2000 Growth Index Fund - Institutional Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	23
Expense Example, with Redemption, 5 Years	40
Expense Example, with Redemption, 10 Years	$ 90